Summary of significant accounting policies (Details 5) (USD $)	12 Months Ended		3 Months Ended	9 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Dec. 11, 2011
Activity related to customer loyalty program
Escheatment liability settled	$ 300,000
Customer Loyalty Program
Activity related to customer loyalty program
Number of days in which customers must make a qualifying purchase in order to maintain an active point balance	365 days
Number of days from award grant date in which the customer has to make a qualifying purchase to redeem the awards	60 days
Beginning Balance	1,343,000	1,124,000
Provisions	10,440,000	5,644,000
Usage	(9,833,000)	(5,425,000)
Ending Balance	1,950,000	1,343,000
Customer Loyalty Program | Successor
Activity related to customer loyalty program
Beginning Balance			741,000
Provisions			1,325,000
Usage			(942,000)
Ending Balance			1,124,000
Customer Loyalty Program | Predecessor
Activity related to customer loyalty program
Beginning Balance				270,000
Provisions				1,512,000
Usage				(1,041,000)
Ending Balance				741,000
Allowance for Sales Returns
Activity related to sales returns reserve
Beginning Balance	238,000	169,000
Provisions	15,034,000	9,723,000
Sales returns	(14,842,000)	(9,654,000)
Ending Balance	430,000	238,000
Allowance for Sales Returns | Successor
Activity related to sales returns reserve
Beginning Balance			139,000
Provisions			2,821,000
Sales returns			(2,791,000)
Ending Balance			169,000
Allowance for Sales Returns | Predecessor
Activity related to sales returns reserve
Beginning Balance				139,000
Provisions				3,800,000
Sales returns				(3,800,000)
Ending Balance				$ 139,000